Other Income (Expense), net	3 Months Ended
Jun. 30, 2011
Other Income and Expenses
Interest and Other Income [Table Text Block]

The details of other income (expense), net are as follows:

	Three months ended		Six months ended
	June 30, 2011	June 30, 2010	June 30, 2011	June 30, 2010
Interest income	5	19	10	27
Interest expense	-	-	-	(51)
Gain (loss) on disposal of property and equipment	-	-	-	(111)
Other	2	(19)	8	3
	7	-	18	(132)